UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard, Suite 1220 Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter    Houston, TX    5/14/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  $122,556,370.78


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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FORM 13F INFORMATION TABLE

                                                                     VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER               TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
--------------------------------------- ----------------- --------- -------- ---------- --- ---- ------- -------- ------ ------ ----
Bank of Amer Adj Pfd (c111511)          Com               60505815    190530      29000          SOLE              29000      0    0
US Bancorp                              Com               902973304   194313      13300          SOLE              13300      0    0
Enterprise Products Partners            Com               293792107   198960       8942          SOLE               8942      0    0
Clorox                                  Com               189054109   214157       4160          SOLE               4160      0    0
Markel Corp 7.50% PFD (c082211)         Com               570535203   216000      10800          SOLE              10800      0    0
Copano Energy                           Com               217202100   227106      17050          SOLE              17050      0    0
Comcast Corp 7% Pfd (c051511)           Com               20030n309   240776      12075          SOLE              12075      0    0
Tidewater                               Com               886423102   248957       6705          SOLE               6705      0    0
Joy Global                              Com               481165108   274664      12895          SOLE              12895      0    0
Comcast Corp 7.00% Pfd (c091511@25)     Com               20030n408   277794      13800          SOLE              13800      0    0
Calpine                                 Com               131347304   282819      41530          SOLE              41530      0    0
BorgWarner                              Com               99724106    284098      13995          SOLE              13995      0    0
Sequenom                                Com               817337405   286604      20155          SOLE              20155      0    0
Xilinx                                  Com               983919101   296980      15500          SOLE              15500      0    0
American Express                        Com               25816109    322268      23644          SOLE              23644      0    0
Franklin Electric                       Com               353514102   322744      14584          SOLE              14584      0    0
Calamos                                 Com               12811r104   324252      67412          SOLE              67412      0    0
M&T Capital Trust IV 8.50% PFD
(c013113)                               Com               55292c203   353391      15250          SOLE              15250      0    0
Arch Coal                               Com               39380100    360121      26935          SOLE              26935      0    0
General Electric                        Com               369604103   385353      38116          SOLE              38116      0    0
Wesco Financial                         Com               950817106   389712       1412          SOLE               1412      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow) Com               94979b204   395352      25840          SOLE              25840      0    0
Metabolix                               Com               591018809   416804      61115          SOLE              61115      0    0
Nabors Industries                       Com               G6359f103   429570      43000          SOLE              43000      0    0
Marathon Oil                            Com               565849106   532504      20255          SOLE              20255      0    0
Greenlight Capital                      Com               G4095J109   558551      34975          SOLE              34975      0    0
EOG Resources                           Com               26875p101   564192      10303          SOLE              10303      0    0
Western Gas Partners LP                 Com               958254104   591926      39780          SOLE              39780      0    0
UnitedHealth Group                      Com               91324p102   631772      30185          SOLE              30185      0    0
Itron                                   Com               465741106   697702      14735          SOLE              14735      0    0
Royal Dutch Shell Cl-A ADR              Com               780259206   704370      15900          SOLE              15900      0    0
Hershey                                 Com               427866108   706294      20325          SOLE              20325      0    0
HCC Insurance                           Com               404132102   717411      28480          SOLE              28480      0    0
Tractor Supply                          Com               892356106   757080      20995          SOLE              20995      0    0
St Jude Medical                         Com               790849103   801076      22050          SOLE              22050      0    0
Waters                                  Com               941848103   893192      24173          SOLE              24173      0    0
Google Cl A                             Com               38259p508   968303       2782          SOLE               2782      0    0
Symantec                                Com               871503108   985517      65965          SOLE              65965      0    0
Stryker                                 Com               863667101  1060516      31155          SOLE              31155      0    0
Bruker                                  Com               116794108  1170092     189950          SOLE             189950      0    0
BB&T                                    Com               54937107   1190322      70350          SOLE              70350      0    0
Dow Chemical                            Com               260543103  1286797     152645          SOLE             152645      0    0
Altera                                  Com               21441100   1308967      74585          SOLE              74585      0    0
Isis Pharmaceuticals                    Com               464330109  1365460      90970          SOLE              90970      0    0
Texas Instruments                       Com               882508104  1455852      88180          SOLE              88180      0    0
Medtronic                               Com               585055106  1486025      50425          SOLE              50425      0    0
CVS                                     Com               126650100  1508789      54885          SOLE              54885      0    0
Goldman Sachs                           Com               38141g104  1605143      15140          SOLE              15140      0    0
Life Technologies                       Com               53217v109  1672785      51502          SOLE              51502      0    0
Cerner                                  Com               156782104  1779466      40470          SOLE              40470      0    0
Schlumberger                            Com               806857108  1785533      43957          SOLE              43957      0    0
Nokia ADR                               Com               654902204  1786094     153050          SOLE             153050      0    0
Halliburton                             Com               406216101  2060063     133165          SOLE             133165      0    0
Sysco                                   Com               871829107  2172156      95270          SOLE              95270      0    0
Rogers                                  Com               775109200  2222386      97345          SOLE              97345      0    0
Wells Fargo                             Com               949746101  2409052     169175          SOLE             169175      0    0
WellPoint                               Com               94973v107  2541522      66935          SOLE              66935      0    0
Diageo PLC-Sponsored ADR                Com               25243q205  2839164      63445          SOLE              63445      0    0
Applied Materials                       Com               38222105   2843665     264527          SOLE             264527      0    0
Vodafone PLC ADR                        Com               92857w209  2908861     166984          SOLE             166984      0    0
Qualcomm                                Com               747525103  3008521      77320          SOLE              77320      0    0
Coca Cola                               Com               191216100  3308776      75285          SOLE              75285      0    0
Emerson Electric                        Com               291011104  3424170     119810          SOLE             119810      0    0
3M                                      Com               88579Y101  3647956      73370          SOLE              73370      0    0
Sempra Energy                           Com               816851109  3650139      78939          SOLE              78939      0    0
Microsoft                               Com               594918104  4181655     227635          SOLE             227635      0    0
Wal-Mart                                Com               931142103  4210201      80810          SOLE              80810      0    0
Cisco                                   Com               17275R102  4600380     274322          SOLE             274322      0    0
Procter & Gamble                        Com               742718109  4630124      98325          SOLE              98325      0    0
Novartis AG ADR                         Com               66987v109  4648172     122870          SOLE             122870      0    0
Johnson & Johnson                       Com               478160104  5100096      96960          SOLE              96960      0    0
Berkshire Hathaway Cl B                 Com               84670207   5301600       1880          SOLE               1880      0    0
Pepsico                                 Com               713448108  5307382     103096          SOLE             103096      0    0
Exxon Mobil                             Com               30231g102  9835274     144424          SOLE             144424      0    0
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